UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07707

               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND, INC. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                    Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Real Estate Investment Fund
Portfolio of Investments
August 31, 2006 (unaudited)

Company                                                 Shares    U.S. $ Value
---------------------------------------------------   ---------   ------------
COMMON STOCKS - 97.8%
Real Estate Investment Trusts - 96.8%
Apartments - 20.8%
Archstone-Smith Trust                                   167,800   $  8,923,604
AvalonBay Communities, Inc.                             114,000     13,794,000
Camden Property Trust                                   146,500     11,366,935
Equity Residential                                      274,500     13,689,315
Essex Property Trust, Inc.                               32,500      4,077,775
Mid-America Apartment Communities, Inc.                 132,000      7,972,800
United Dominion Realty Trust, Inc.                      152,400      4,649,724
                                                                  ------------
                                                                    64,474,153
                                                                  ------------
Diversified & Others - 12.3%
Alexandria Real Estate Equities, Inc.                    93,900      9,204,078
BioMed Realty Trust, Inc.                                48,500      1,510,290
Digital Realty Trust, Inc.                              282,300      8,443,593
Forest City Enterprises, Inc.-Class A                    95,600      5,141,368
Vornado Realty Trust                                    130,000     13,768,300
                                                                  ------------
                                                                    38,067,629
                                                                  ------------
Health Care - 3.1%
Ventas, Inc.                                            237,954      9,530,058
                                                                  ------------
Lodging - 11.3%
Equity Inns, Inc.                                       223,000      3,429,740
FelCor Lodging Trust, Inc.                              237,400      5,092,230
Host Hotels & Resorts, Inc.                             473,031     10,662,119
LaSalle Hotel Properties                                 82,400      3,620,656
Strategic Hotels & Resorts, Inc.                        259,200      5,287,680
Sunstone Hotel Investors, Inc.                          233,500      6,981,650
                                                                  ------------
                                                                    35,074,075
                                                                  ------------
Office - 16.3%
Boston Properties, Inc.                                 128,000     13,008,640
Brookfield Properties Corp.                             134,550      4,715,977
Corporate Office Properties Trust                       221,500     10,403,855
Equity Office Properties Trust                          114,700      4,254,223
Maguire Properties, Inc.                                203,700      8,129,667
PS Business Parks, Inc.                                   8,000        488,960
Reckson Associates Realty Corp.                          52,500      2,246,475
SL Green Realty Corp.                                    65,850      7,346,226
                                                                  ------------
                                                                    50,594,023
                                                                  ------------
Regional Malls - 10.0%
General Growth Properties, Inc.                         150,400      6,817,632
Macerich Co.                                             10,000        746,600
Simon Property Group, Inc.                              223,900     18,984,481

Taubman Centers, Inc.                                   106,000      4,270,740
                                                                  ------------
                                                                    30,819,453
                                                                  ------------
Self Storage - 5.5%
Public Storage, Inc.                                    195,600     16,948,740
                                                                  ------------
Shopping Centers - 9.8%
Developers Diversified Realty Corp.                      97,100      5,253,110
Federal Realty Invs Trust                                71,400      5,288,598
Kimco Realty Corp.                                      277,100     11,513,505
Regency Centers Corp.                                    57,200      3,847,844
Tanger Factory Outlet Centers                           124,700      4,464,260
                                                                  ------------
                                                                    30,367,317
                                                                  ------------
Warehouse & Industrial - 7.7%
AMB Property Corp.                                       56,900      3,176,727
First Potomac Realty Trust                               75,400      2,338,154
ProLogis Trust                                          324,700     18,332,562
                                                                  ------------
                                                                    23,847,443
                                                                  ------------
                                                                   299,722,891
                                                                  ------------
Consumer Services - 1.0%
Restaurants & Lodging - 1.0%
Starwood Hotels & Resorts Worldwide, Inc.                56,700      3,019,842
                                                                  ------------
Total Common Stocks
   (cost $186,047,232)                                             302,742,733
                                                                  ------------

                                                      Principal
                                                        Amount
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS - 3.2%
Time Deposit - 3.2%
The Bank of New York
   4.25%, 9/01/06
   (cost $9,845,000)                                  $   9,845      9,845,000
                                                                  ------------
Total Investments - 101.0%
   (cost $195,892,232)                                             312,587,733
Other assets less liabilities - (1.0)%                              (2,981,511)
                                                                  ------------
Net Assets - 100.0%                                               $309,606,222
                                                                  ------------

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Real Estate Investment Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: October 23, 2006